Document and Entity Information	18 Months Ended
Jul. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul 31, 2013
Trading Symbol	lbsr
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Current assets
Cash and cash equivalents	$ 194,906	$ 117,716	$ 155,869
Stock subscription receivable	25,000	0
Prepaid expenses and supplies	6,592	8,662	14,151
Total current assets	226,498	126,378	170,020
Property and equipment, net	66,164	81,200	129,510
Certificates of deposit		0	3,000
Total assets	292,662	207,578	302,530
Current:
Current portion of long-term debt	5,336	5,089	4,631
Convertible promissory note	3,730,174	3,730,174	3,730,174
Accounts payable and accrued liabilities	229,095	151,480	12,470
Accrued wages to related parties	312,492	276,992	183,367
Accrued interest	1,210,695	972,617	526,971
Warrant liability	34,334	15,112	53,948
Total current liabilities	5,522,126	5,151,464	4,511,561
Long-term debt, net of current portion	9,573	12,305	17,393
Total liabilities	5,531,699	5,163,769	4,528,954
Stockholders' deficit
Common stock - $.00001 par value; 1,250,000,000 shares authorized; 823,918,971 and 644,631,457 shares issued and outstanding	8,240	7,408	6,359
Additional paid-in capital	48,656,488	47,912,449	45,998,478
Deficit accumulated during the exploration stage	(53,903,765)	(52,876,048)	(50,231,261)
Total stockholders' deficit	(5,239,037)	(4,956,191)	(4,226,424)
Total liabilities and shareholders' deficit	$ 292,662	$ 207,578	$ 302,530

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000	1,250,000,000
Common Stock, Shares, Issued	823,918,971	644,631,457	635,899,389
Common Stock, Shares, Outstanding	823,918,971	644,631,457	635,899,389

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		137 Months Ended	143 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jul. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	165,968	220,713	184,536	311,835	1,105,960	1,107,560	15,365,540	15,550,077
Salaries and benefits	80,518	90,832	161,131	180,679	352,159	434,149	4,268,515	4,429,646
Public relations	85,813	3,489	112,653	10,622	78,729	52,440	855,211	967,863
Depreciation	8,247	11,065	16,454	23,353	41,610	63,297	921,140	937,594
Legal	49,345	15,445	88,106	29,487	72,754	65,385	967,331	1,055,436
Professional services	24,524	47,338	40,053	67,850	107,540	81,788	1,376,128	1,416,181
General and administrative	72,323	50,994	146,568	118,750	430,877	260,315	2,403,313	2,549,880
Travel	12,578	16,981	17,704	19,308	31,129	51,018	273,636	291,340
Settlement expense	0	0	0	0	0	0	13,241,020	13,241,020
Loss on sale of assets	0	0	0	12,119	12,119	0	54,572	54,572
Impairment loss	0	0	0	0	0	0	16,092,870	16,092,870
Net operating expenses	499,316	456,857	767,205	774,003	2,220,758	2,115,952	55,764,704	56,586,479
Loss from operations	(499,316)	(456,857)	(767,205)	(774,003)	(2,232,877)	(2,115,952)	(55,819,276)	(56,586,479)
Other income (expense):
Interest income	7	50	8	115	134	869	198,758	198,766
Interest expense	(124,859)	(111,974)	(241,298)	(218,324)	(450,880)	(364,804)	(6,375,156)	(6,616,454)
Debt conversion expense	0	0	0	0	0	0	(103,437)	(103,437)
Gain (loss) on change in fair value of warrant liability	(16,669)	(22,828)	(19,222)	(15,242)	38,836	18,428	(3,635,198)	(3,654,420)
Other income	0	0	0	0	0	0	1,350,390	1,350,390
Income from Elle Venture	0	0	0	0	0	0	300,000	300,000
Foreign exchange gain	0	0	0	0	0	0	505	505
Gain on settlement of debt to related party	0	0	0	0	0	0	7,366	7,366
Total other income (expense)	(141,521)	(134,752)	(260,512)	(233,451)	(411,910)	(345,507)	(8,256,772)	(8,517,284)
Net loss	$ (640,837)	$ (591,609)	$ (1,027,717)	$ (1,007,454)	$ (2,644,787)	$ (2,461,459)	$ (64,076,048)	$ (65,103,763)
Basic and diluted net loss per share of common stock	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Basic and diluted weighted average number of shares of common stock outstanding	796,770,075	650,995,705	776,989,500	646,626,752	677,767,166	618,542,673

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		137 Months Ended	143 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jul. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,027,717)	$ (1,007,454)	$ (2,644,787)	$ (2,461,459)	$ (64,076,048)	$ (65,103,763)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	16,454	23,353	41,610	63,297	921,140	937,594
Amortization of deferred financing charges	0	0	0	0	542,716	542,716
Amortization of discount on convertible promissory notes	0	0	0	0	3,632,995	3,632,995
Mineral claim costs	0	0	0	0	343,085	343,085
Impairment loss	0	0	0	0	16,092,870	16,092,870
Expenses capitalized to debt	0	0	0	730,174	730,174	730,174
(Gain) loss on sale of fixed assets	0	12,119	12,119	0	54,572	54,572
(Gain) loss on change in fair value of warrant liability	19,222	15,242	(38,836)	(18,428)	3,635,198	3,654,420
Share based compensation	47,828	25,999	135,996	103,950	4,537,929	4,585,757
Share and warrant based payments	0	0	0	0	13,795,973	13,795,973
Common shares issued for third party services	0	0	91,140	0	91,140	91,140
Non-cash other income from sale of mineral claims	0	0	0	0	(1,000,000)	(1,000,000)
Interest paid through issuance of debt	0	0	0	0	282,569	282,569
Changes in assets and liabilities:
Prepaid expenses and supplies	2,070	1,508	5,489	(6,091)	33,785	35,855
Other current assets	0	0	0	0	(7,875)	(7,875)
Other assets	0	3,000	0	0	(25,000)	(25,000)
Certificate of deposit	0	0	0	0	(11,435)	(11,435)
Accounts payable and accrued expenses	77,615	95,056	139,010	(27,845)	145,465	223,078
Accrued wages related parties	35,500	38,250	93,625	89,667	276,992	312,492
Accrued interest	238,078	216,733	445,646	362,588	1,380,818	1,618,896
Cash flows from operating activities:	(590,950)	(576,194)	(1,718,988)	(1,164,147)	(18,622,937)	(19,213,887)
Cash flows from investing activities:
Proceeds from the sale of fixed assets	0	0	0	0	407,327	407,327
Proceeds from redemption of certificate of deposit	0	0	3,000	0	216,232	216,232
Purchase of certificate of deposit	0	0	0	0	(204,797)	(204,797)
Purchase of equipment	(1,418)	0	(5,419)	(29,656)	(1,184,693)	(1,186,111)
Net cash used in investing activities	(1,418)	0	(2,419)	(29,656)	(765,931)	(767,349)
Cash flows from financing activities:
Principal activity on long-term debt	(2,485)	(2,260)	(4,630)	(3,763)	(504,946)	(507,431)
Principal activity on capital lease obligation	0	0	0	0	(39,298)	(39,298)
Principal activity on convertible promissory notes	0	0	0	0	(286,227)	(286,227)
Proceeds from the issuance of common stock, net of expenses	672,043	632,884	1,687,884	253,120	14,365,759	15,037,802
Proceeds from the sale of convertible promissory notes	0	0	0	0	5,772,371	5,772,371
Proceeds from the long-term debt	0	0	0	0	198,925	198,925
Net cash provided by financing activities	669,558	630,624	1,683,254	249,357	19,506,584	20,176,142
Increase (decrease) in cash	77,190	54,430	(38,153)	(944,446)	117,716	194,906
Cash, beginning of period	117,716	155,869	155,869	1,100,315	0	0
Cash, end of period	194,906	210,299	117,716	155,869	117,716	194,906
Income tax paid	0	0	0	0	0	0
Interest paid during the period	777	1,077	5,234	2,216	208,085	208,862
Non- Cash Investing and Financing Activities:
Recognition of derivative liabilities to additional paid-in capital			0	72,376	0
Common stock issued for exercise of warrants			206	227	0
Stock subscription receivable	$ 25,000	$ 0				$ 0

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit accumulated during the exploration stage [Member]	Total
Beginning Balance at Aug. 20, 2001
Common stock issued for cash	$ 50	$ 99,950		$ 100,000
Common stock issued for cash (Shares)	5,000,000
Net loss			(132,602)	(132,602)
Ending Balance at Jan. 31, 2004	50	99,950	(132,602)	(32,602)
Ending Balance (Shares) at Jan. 31, 2004	5,000,000
Acquisition, February 3, 2004	44	15,924,956		15,925,000
Acquisition, February 3, 2004 (Shares)	4,375,000
Common stock issued for cash		94,350		94,350
Issuance of common stock and warrants private placement	7	2,999,993		3,000,000
Issuance of common stock and warrants private placement (Shares)	650,000
Return of shares	(18)	(11,199,982)	11,200,000
Return of shares (Shares)	(1,750,000)
Net loss			(18,392,024)	(18,392,024)
Ending Balance at Jan. 31, 2005	83	7,919,267	(7,324,626)	594,724
Ending Balance (Shares) at Jan. 31, 2005	8,275,000
Issuance of common stock and warrants private placement	10	5,052,722		5,052,732
Issuance of common stock and warrants private placement (Shares)	972,172
Net loss			(4,627,965)	(4,627,965)
Ending Balance at Jan. 31, 2006	93	12,971,989	(11,952,591)	1,019,491
Ending Balance (Shares) at Jan. 31, 2006	9,247,172
Issuance of common stock and warrants private placement	10	2,545,985		2,545,995
Issuance of common stock and warrants private placement (Shares)	990,596
Issuance of common stock for services		93,000		93,000
Issuance of common stock for services (Shares)	37,500
Options granted to consultants and employees		832,343		832,343
Expenses of common stock issuance		(320,000)		(320,000)
Net loss			(3,267,948)	(3,267,948)
Ending Balance at Jan. 31, 2007	103	16,123,317	(15,220,539)	902,881
Ending Balance (Shares) at Jan. 31, 2007	10,275,268
Issuance of common stock and warrants private placement	4	1,074,413		1,074,417
Issuance of common stock and warrants private placement (Shares)	429,700
Issuance of common stock for services		54,540		54,540
Issuance of common stock for services (Shares)	28,000
Issuance of common stock for conversion or payment of promissory note	1	259,698		259,699
Issuance of common stock for conversion or payment of promissory note (Shares)	99,884
Options granted to consultants and employees		358,646		358,646
Issuance of common stock purchase warrants		1,421,538		1,421,538
Beneficial conversion feature of convertible promissory notes		1,842,734		1,842,734
Net loss			(5,697,935)	(5,697,935)
Ending Balance at Jan. 31, 2008	108	21,134,886	(20,918,474)	216,520
Ending Balance (Shares) at Jan. 31, 2008	10,832,852
Issuance of common stock for conversion or payment of promissory note	376	1,839,135		1,839,511
Issuance of common stock for conversion or payment of promissory note (Shares)	37,646,325
Issuance of common stock for inducement to convert promissory note		9,000		9,000
Issuance of common stock for inducement to convert promissory note (Shares)	7,500
Reduction of conversion price for inducement to convert promissory note		94,437		94,437
Stock based compensation		576,244		576,244
Common stock purchase warrants exercise price reduction		67,700		67,700
Net loss			(4,176,066)	(4,176,066)
Ending Balance at Jan. 31, 2009	484	23,721,402	(25,094,540)	(1,372,654)
Ending Balance (Shares) at Jan. 31, 2009	48,486,677
Issuance of common stock for conversion or payment of promissory note	1,992	603,661		605,653
Issuance of common stock for conversion or payment of promissory note (Shares)	199,170,302
Beneficial conversion feature of convertible promissory notes		330,366		330,366
Net loss			(2,809,843)	(2,809,843)
Ending Balance at Jan. 31, 2010	2,476	24,655,429	(27,904,383)	(3,246,478)
Ending Balance (Shares) at Jan. 31, 2010	247,656,979
Issuance of common stock and warrants private placement	318	1,284,363		1,284,681
Issuance of common stock and warrants private placement (Shares)	31,778,484
Issuance of common stock for conversion or payment of promissory note	1,872	273,105		274,977
Issuance of common stock for conversion or payment of promissory note (Shares)	187,127,678
Exercise of common stock purchase warrants	1,358	1,880,588		1,881,946
Exercise of common stock purchase warrants (Shares)	135,848,741
Issuance of common stock purchase warrants		15,089,884		15,089,884
Stock based compensation		2,530,750		2,530,750
Net loss			(19,865,419)	(19,865,419)
Ending Balance at Jan. 31, 2011	6,024	45,714,119	(47,769,802)	(2,049,659)
Ending Balance (Shares) at Jan. 31, 2011	602,411,882
Issuance of common stock and warrants private placement	108	253,012		253,120
Issuance of common stock and warrants private placement (Shares)	10,800,000
Exercise of common stock purchase warrants	227	(227)
Exercise of common stock purchase warrants (Shares)	22,687,507
Stock based compensation		103,950		103,950
Recognition of derivative liabilities into Additional Paid-In Capital		(72,376)		(72,376)
Net loss			(2,461,459)	(2,461,459)
Ending Balance at Jan. 31, 2012	6,359	45,998,478	(50,231,261)	(4,226,424)
Ending Balance (Shares) at Jan. 31, 2012	635,899,389
Issuance of common stock and warrants private placement	173	512,711		512,884
Issuance of common stock and warrants private placement (Shares)	17,225,537
Issuance of common stock for services	74	91,066		91,140
Issuance of common stock for services (Shares)	7,359,399
Exercise of common stock purchase warrants	205	(205)
Exercise of common stock purchase warrants (Shares)	20,555,571
Issuance of common shares pursuant to investment agreement	597	1,174,403		1,175,000
Issuance of common shares pursuant to investment agreement (Shares)	59,670,369
Stock based compensation		135,996		135,996
Recognition of derivative liabilities into Additional Paid-In Capital				0
Net loss			(2,644.787)	(2,644,787)
Ending Balance at Jan. 31, 2013	$ 7,408	$ 47,912,449	$ (52,876,048)	$ (4,956,191)
Ending Balance (Shares) at Jan. 31, 2013	740,710,265

Organization	12 Months Ended
Jan. 31, 2013
Organization [Text Block]

NOTE 1 – Organization

Liberty Star Uranium & Metals Corp. (the “Company”, “we” or “Liberty Star”) was formerly Liberty Star Gold Corp. and formerly Titanium Intelligence, Inc. (“Titanium”). Titanium was incorporated on August 20, 2001 under the laws of the State of Nevada. On February 5, 2004 we commenced operations in the acquisition and exploration of mineral properties business. Big Chunk Corp. (“Big Chunk”) is our wholly owned subsidiary and was incorporated on December 14, 2003 in the State of Alaska. Big Chunk is engaged in the acquisition and exploration of mineral properties business in the State of Alaska. Redwall Drilling Inc. (“Redwall”) was our wholly owned subsidiary and was incorporated on August 31, 2007 in the State of Arizona. Redwall performed drilling services on the Company’s mineral properties. Redwall ceased drilling activities in July 2008 and was dissolved on March 30, 2010. In April 2007, we changed our name to Liberty Star Uranium & Metals Corp. We are considered to be an exploration stage company, as we have not generated any revenues from operations.

These consolidated financial statements include the results of operations and cash flows of Liberty Star Uranium & Metals Corp. and its wholly owned subsidiaries, Big Chunk and Redwall, from the dates of acquisition. All significant intercompany accounts and transactions were eliminated upon consolidation.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) with the on-going assumption that we will be able to realize our assets and discharge our liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about our ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should we be unable to continue as a going concern. Our operations have primarily been funded by the issuance of common stock and debt. Continued operations are dependent on our ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity financings, joint venture agreements or debt. Such financings may not be available, or may not be available on reasonable terms.

Interim financial statement disclosure	6 Months Ended
Jul. 31, 2013
Interim financial statement disclosure [Text Block]

NOTE 1 – Interim financial statement disclosure

The condensed consolidated financial statements included herein have been prepared by Liberty Star Uranium & Metals Corp. without audit, pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) and should be read in conjunction with our annual report on Form 10-K for the year ended January 31, 2013 as filed with the SEC under the Securities and Exchange Act of 1934 (the “Exchange Act”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted, as permitted by the SEC, although we believe the disclosures which are made are adequate to make the information presented not misleading. The condensed consolidated financial statements reflect, in the opinion of management, all normal recurring adjustments necessary to present fairly our financial position at July 31, 2013 and the results of our operations and cash flows for the periods presented.

Interim results are subject to significant seasonal variations and the results of operations for the three and six months ended July 31, 2013 are not necessarily indicative of the results to be expected for the full year.

Summary of significant accounting policies	12 Months Ended
Jan. 31, 2013
Summary of significant accounting policies [Text Block]

NOTE 2 – Summary of significant accounting policies

The summary of significant accounting policies presented below is designed to assist in understanding the Company's consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America in all material respects, and have been consistently applied in preparing the accompanying consolidated financial statements. The significant accounting policies adopted by the Company are as follows:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The valuation of stock-based compensation, classification and valuation of common stock purchase warrants, classification and value of embedded conversion options, value of beneficial conversion features, valuation allowance on deferred tax assets, the determination of useful lives and recoverability of depreciable assets, accruals, and contingencies are significant estimates made by management. It is at least reasonably possible that a change in these estimates may occur in the near term.

Principles of consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Big Chunk and Redwall, from the dates of acquisition, February 5, 2004 and August 31, 2007, respectively. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Cash and cash equivalents
We consider cash held at banks and all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. We maintain our cash in bank deposit accounts which, for periods of time, may exceed federally insured limits. At January 31, 2013 and 2012, we had cash in bank deposit accounts that exceeded federally insured limits of $0 and $0, respectively.

Mineral claim costs
We account for costs incurred to acquire, maintain and explore mineral properties as a charge to expense in the period incurred until the time that a proven mineral resource is established, at which point development of the mineral property would be capitalized. Currently, we do not have any proven mineral resources on any of our mineral properties.

Property and equipment
Property and equipment is stated at cost. We capitalize all purchased equipment over $500 with a useful life of more than one year. Depreciation is calculated using the straight line method over the estimated useful lives of the assets. Leasehold improvements are stated at cost and are amortized over their estimated useful lives or the lease term, whichever is shorter. Maintenance and repairs are expensed as incurred while betterments or renewals are capitalized. Property and equipment is reviewed periodically for impairment. The estimated useful lives range from 3 to 7 years.

Convertible promissory notes
We report convertible promissory notes as liabilities at their carrying value less unamortized discounts, which approximates fair value. We bifurcate conversion options and detachable common stock purchase warrants and report them as liabilities at fair value at each reporting period when required in accordance with the applicable accounting guidance. When convertible promissory notes are converted into shares of our common stock in accordance with the debt’s terms, no gain or loss is recognized. We account for inducements to convert as an expense in the period incurred, included in debt conversion expense.

Common stock purchase warrants
We report common stock purchase warrants as equity unless a condition exists which requires reporting as a derivative liability at fair market value. For common stock purchase warrants reported as a derivative liability, as well as new and modified warrants reported as equity, we utilize the Black-Scholes valuation method in order to estimate fair value.

Environmental expenditures
Our operations have been and may in the future be affected from time to time in varying degree by changes in environmental regulations, including those for future removal and site restoration costs. The likelihood of new regulations and their overall effect upon us are not predictable. We provide for any reclamation costs in accordance with the accounting standards codification section 410-30. It is management’s opinion that we are not currently exposed to significant environmental and reclamation liabilities and have recorded no reserve for environmental and reclamation expenditures at January 31, 2013 and 2012.

Fair Value of Financial Assets and Liabilities
The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Income taxes
Income taxes are recorded using the asset and liability method. Under the asset and liability method, tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Future tax assets and liabilities are measured using the enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on future tax assets and liabilities of a change in tax rates is recognized in income in the period that enactment occurs. To the extent that the Company does not consider it more likely than not that a future tax asset will be recovered, it provides a valuation allowance against the excess. Interest and penalties associated with unrecognized tax benefits, if any, are classified as additional income taxes in the statement of operations. With few exceptions, we are no longer subject to U.S. federal, state and local examinations by tax authorities for years before 2009.

Net loss per share
Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic loss per share) and potentially dilutive shares of common stock that are not anti-dilutive.

Net loss per share – continued

At January 31, 2013 and 2012, there were 174,773,105 and 187,086,566 potentially dilutive instruments outstanding, respectively. These instruments were not included in the determination of diluted loss per share as their effect was anti-dilutive.

Statement Presentation
Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.

Recently issued accounting standards
There are no recent pronouncements that are expected to have a material impact on our financial position and results of operations.

Going concern	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Going concern [Text Block]

NOTE 2– Going concern

The Company is in the exploration stage, has incurred losses from operations, and requires additional funds for further exploratory activity and to maintain its claims prior to attaining a revenue generating status. There are no assurances that a commercially viable mineral deposit exists on any of our properties. In addition, the Company may not find sufficient ore reserves to be commercially mined. As such, there is substantial doubt about the Company’s ability to continue as a going concern.

Management is working to secure additional funds through the exercise of stock warrants already outstanding, equity financings, debt financings or joint venture agreements, and off-take agreements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

NOTE 3 – Going concern

The Company is in the exploration stage, has incurred losses from operations, requires additional funds for further exploratory activity and to maintain its claims prior to attaining a revenue generating status. There are no assurances that a commercially viable mineral deposit exists on any of our properties. In addition, the Company may not find sufficient ore reserves to be commercially mined. As such, there is substantial doubt about the Company’s ability to continue as a going concern.

Management is working to secure additional funds through the exercise of stock warrants already outstanding, equity financings, debt financings or joint venture agreements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Mineral claims	12 Months Ended
Jan. 31, 2013
Mineral claims [Text Block]

NOTE 4– Mineral claims

At January 31, 2013 we held a 100% interest in 417 standard Federal lode mining claims on the Colorado Plateau Province of Northern Arizona (the “North Pipes Claims”).

At January 31, 2013 we held a 100% interest in 99 standard Federal lode mining claims located in the Tombstone region of Arizona. The mineral claims are owned by JABA US Inc, an Arizona Corporation in which two of our directors are owners. At January 31, 2013 we held Arizona State Land Department Mineral Exploration Permits covering 4,126.9 acres in the Tombstone region of Arizona.

At January 31, 2013 we held an option to explore 26 standard Federal Lode mining claims located in the East Silver Bell region of northwest Tucson, Arizona. The mineral claims are owned by JABA US Inc., an Arizona Corporation in which two of our directors are owners.

At January 31, 2013 we held a 100% interest in 612 Alaska State mining claims in the Iliamna region of Southwestern Alaska, located on the north side of the Cook Inlet, approximately 200 miles southwest of the city of Anchorage, Alaska (the “Big Chunk Claims”). We have designated 199 of these claims for transfer to Northern Dynasty in conjunction with a pending loan settlement agreement.

We relinquished our Bonanza Hills claims in Alaska during 2012, to the State of Alaska.

Title to mineral claims involves certain inherent risks due to difficulties of determining the validity of certain claims as well as potential for problems arising from the frequently ambiguous conveyance history characteristic of many mineral properties. The Company has investigated titles to all its mineral properties and, to the best of its knowledge, except as noted above for the Bonanza Hills Claims, titles to all properties are in good standing as of January 31, 2013.

Property and equipment	12 Months Ended
Jan. 31, 2013
Property and equipment [Text Block]

NOTE 5 – Property and equipment

The balances of our major classes of depreciable assets are:
	January 31, 2013	January 31, 2012
Geology equipment ( 3 to 7 year lives)	$260,521	$290,736
Vehicles and transportation equipment ( 5 years)	50,180	50,180
Office furniture and equipment ( 5 to 7 years)	73,985	73,451
	384,686	414,367
Less accumulated depreciation and amortization	(303,486)	(284,857)
	$81,200	$129,510

Long-term debt	12 Months Ended
Jan. 31, 2013
Long-term debt [Text Block]	NOTE 6 – Long-term debt

Note payable to Ford Credit payable in monthly installments of $544 including interest at a fixed rate of 9.49% through maturity in February 2016. Principal balance at January 31, 2013 and 2012 is $17,394 and $22,024, respectively. Carrying amount of a vehicle that serves as collateral is $21,928 and $29,447 at January 31, 2013 and 2012, respectively.

The following is a summary of the principal maturities of long-term debt during the next five years:

For the twelve months ended January 31,
2014	$5,089
2015	5,594
2016	6,149
2017	562
2018	-
17,394
Less current maturities	(5,089)
$12,305

Convertible promissory notes	12 Months Ended
Jan. 31, 2013
Convertible promissory notes [Text Block]	NOTE 7 – Convertible promissory notes

We issue convertible promissory notes in private placements of our securities to institutional investors pursuant to exemptions from registration set out in Rule 506 of Regulation D under the Securities Act of 1933.

On July 15, 2010 we issued a secured convertible promissory note bearing interest at a rate of 10% per annum compounded monthly (the “Convertible Note”) to Northern Dynasty Minerals Ltd (“Northern Dynasty”). During the year ended January 31, 2012 the agreement with Northern Dynasty was amended to issue additional secured convertible promissory notes totaling $730,174 to reimburse Northern Dynasty for assessment work, rental fees, cash in lieu of assessment work and filing fees on the mineral claims that was paid in fiscal 2011 and fiscal 2012 because we could not come to an agreement on the earn-in option and joint venture agreement with Northern Dynasty. Principal balance of the Convertible Notes at January 31, 2013 and 2012 was $3,730,174. Accrued interest on the Convertible Notes at January 31, 2013 and 2012 was $972,617 and $526,971, respectively.

As part of the transaction noted above, Northern Dynasty could earn a 60% interest in our Big Chunk project in Alaska (the “Joint Venture Claims”) by spending $10,000,000 on those properties over six years. The borrowings from Northern Dynasty could be applied as part of Northern Dynasty’s earn-in requirements. Northern Dynasty’s minimum annual expenditures under the earn-in would be the minimum level necessary to keep the Joint Venture Claims in good standing. Northern Dynasty could elect to abandon the earn-in at any time on 30 days’ notice, so long as sufficient annual labor was performed, or a cash payment in lieu of labor was made, in order to fulfill the annual labor requirements for the Joint Venture Claims for a minimum of 12 months after termination of the earn-in. As of January 31, 2013, no such notice by Northern Dynasty has been received.

On November 14, 2012, we signed a loan settlement agreement with Northern Dynasty which would have discharged the $3,730,174 principal balance and $972,617 of accrued interest for the 2010 Convertible Note and would have terminated Northern Dynasty’s earn-in rights. In exchange for the settlement, we initiated the transfer of 199 Alaska mining claims to Northern Dynasty’s subsidiary, U5 Resources. However, since a third party filed liens against the claims before the transfer could be completed, we have not recorded the settlement transaction as of January 31, 2013, pending resolution of the lien claims.

Common stock	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Common stock [Text Block]

NOTE 3 – Common stock

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

In February, March and April, 2013, we issued 22,874,405 shares for gross proceeds of $200,000 related to the investment agreement with Deer Valley Management, LLC.

In February, 2013, we sold 3,448,276 units to one investor for gross proceeds of $40,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0162 until February 7, 2016.

In February, 2013, we issued 1,526,718 units to one investor in exchange for gross proceeds of $20,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0183 until February 15, 2016.

In April, 2013, one investor exercised 3,033,618 of the May 2007 common stock purchase warrants using the cashless exercise provision. We issued 2,500,000 shares of common stock and cancelled 533,618 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

In May, June and July, 2013, we issued 31,270,958 shares for gross proceeds of $255,000 related to the investment agreement with Deer Valley Management, LLC. As of July 31, 2013, we had not yet received payment for one transaction valued at $25,000. Subsequent to July 31, 2013, we received $5,000 for this transaction and expect to receive the remaining $20,000 over a period of several months. In August 2013, we decided to terminate the investment agreement with Deer Valley Management, LLC due to their violation of the payment terms pursuant to the investment agreement. No further shares issuances to Deer Valley Management, LLC are expected to occur.

In May, June and July, 2013, we sold 18,001,184 units to five investors for gross proceeds of $182,043. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. The share purchase warrants entitle the investors to purchase one additional common share of our company at prices ranging between of $0.0116 and $0.0173 until July 30, 2016.

In June, 2013, one investor exercised 4,263,989 of the May 2007 common stock purchase warrants using the cashless exercise provision. We issued 3,587,165 shares of common stock and cancelled 678,824 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

During the six months ended July 31, 2013 there were no stock options granted. At July 31, 2013 there were 903,500 non-qualified stock options outstanding with a weighted average exercise price of $ $1.429 per option; of those options 872,250 are exercisable. At July 31, 2013 there were 90,635,375 incentive stock options outstanding with a weighted average exercise price of $ $0.047 per option; of those options 88,072,875 are exercisable with a weighted average exercise price of $0.048.

During the three and six months ended July 31, 2013 we recognized $12,843 and $47,828, respectively, of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.

As of July 31, 2013, there were 110,641,700 whole share purchase warrants outstanding and 110,610,450 exercisable. The warrants have a weighted average remaining life of 1.30 years and a weighted average exercise price of $$0.052 per whole warrant for one common share. Whole share purchase warrants outstanding at July 31, 2013 are as follows:

	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2013	94,963,129	$0.058
Issued	22,976,178	0.015
Exercised	(7,297,607)	0.002

Outstanding, July 31, 2013	110,641,700	$0.052
Exercisable, July 31, 2013	110,610,450	$0.052

NOTE 8 – Common stock

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

In June 2011 one investor exercised 21,061,763 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 20,000,000 shares of common stock and cancelled 1,061,763 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

In August 2011 one investor exercised 2,598,898 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 2,500,000 shares of common stock and cancelled 98,898 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

In August 2011 one investor exercised 192,308 of the May 2007 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 187,507 shares of common stock and cancelled 4,801 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. In December 2011, we sold 5,800,000 units at a price of $0.0264 per unit to three investors for net proceeds of $153,120. The financing consisted of 5,800,000 common shares of our company and 5,800,000 whole share non-transferable common stock purchase warrants. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.03696 until December 13, 2014.

In August 2011, we sold 5,000,000 units at a price of $0.02 per unit to one investor for net proceeds of $100,000. The financing consisted of 5,000,000 common shares of our company and 2,500,000 whole share non-transferable common stock purchase warrants. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0264 until August 31, 2016. The common stock purchase warrants contain a cashless exercise provision allowing the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. The common stock purchase warrants also contain an exercise price adjustment whereby if we issue common stock, convertible debt instruments, warrants or stock options prior to the expiration of the warrants or complete exercise of the warrants at a price less $0.04 per common share, then the exercise price of these warrants shall be reduced to such lower price.

In December 2012 and January 2013, we issued 7,359,399 units, at prices ranging from $0.0116 to $0.0156 per unit, to contractors who had provided services, directly or indirectly, on our Alaska properties. These units were issued in lieu of cash payments and in satisfaction of claims for services provided. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investors to purchase one additional common share of our company at prices ranging from $0.0162 to $0.0218 until January 17, 2016. The fair value of the shares and warrants issued were $91,140 and $84,156, respectively.

In August and September 2012, we sold 6,156,153 units, at prices ranging from $0.027 to $0.031 per unit, to investors for gross proceeds of $180,000. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investors to purchase one additional common share of our company at prices ranging from $0.038 to $0.044 until August 29, 2015. In May and July 2012, we sold 4,859,073 units, at prices ranging from $0.027 to $0.033 per unit, to investors for gross proceeds of $150,004. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investors to purchase one additional common share of our company at prices ranging from $0.027 to $0.047 until July 23, 2015. In May and July 2012, investors exercised 19,861,870 of the May 2007 common stock purchase warrants using the cashless exercise provision. We issued 18,033,814 shares of common stock and cancelled 1,828,056 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933. The remaining 855,314 common stock purchase warrants from May 2007 expired on May 11, 2012 without exercise.

In March 2012, we sold 2,000,000 units at a price of $0.02844 per unit to one investor for gross proceeds of $56,880. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.03982 until March 14, 2015. In March 2012, one investor exercised 84,615 of the May 2007 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 21,757 shares of common stock and cancelled 62,858 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. In February 2012, we sold 2,209,596 units at a price of $0.03168 per unit to one investor for gross proceeds of $70,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.04435 until February 23, 2015. In February 2012 we sold 2,000,715 units at a price of $0.02799 per unit to one investor for gross proceeds of $56,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.03919 until February 3, 2015. In February 2012 one investor exercised 2,646,199 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 2,500,000 shares of common stock and cancelled 146,199 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

On January 19, 2012, we entered into a financing agreement with Fairhills Capital Offshore Ltd., whereby Fairhills Capital will provide for a non-brokered financing arrangement of up to $10,000,000. The financing allows but does not require us to issue and sell up to the number of shares of common stock having an aggregate purchase price of $10,000,000 to Fairhills Capital. Subject to the terms and conditions of the financing agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to Fairhills Capital which states the dollar amount which we intend to sell to Fairhills Capital on a certain date. The amount that we shall be entitled to sell to Fairhills Capital shall be equal to two hundred percent ( 200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date. Our common stock will be valued at a 27.5% discount from the weighted average trading price of our stock for the five (5) trading days before Fairhills Capital receives our notice of sale. The shares that we sell to Fairhills Capital must be registered stock, among other conditions of investment.

In connection with the Investment Agreement, we also entered into a registration rights agreement with Fairhills. Pursuant to this registration rights agreement, we registered with the Securities and Exchange Commission 185,000,000 shares of the common stock underlying the Investment Agreement.

On November 13, 2012, we filed a 424B prospectus with the Securities Exchange Commission, acknowledging the assignment of all the rights under our investment agreement with Fairhills Capital Offshore Ltd. (Fairhills) to Deer Valley Management, LLC (Deer Valley). The Investment Agreement and other associated agreements were assigned by Fairhills to Deer Valley on November 6, 2012, and Liberty Star consented to the assignment. Fairhills and Deer Valley share the same ownership and management and there has not been any substantial change to our arrangement under the Investment Agreement as a result of the Assignment.

At January 31, 2013 and subsequently, we have issued 59,670,369 and 29,479,597shares, respectively, of common stock for gross proceeds of $1,175,000 and $250,000, respectively, related to this financing agreement. As a result, in the future we would potentially be eligible to receive up to $8,575,000 on the issuance of an additional 95,850,034 shares. We are currently authorized to issue 1,250,000,000 shares of our common stock. Deer Valley has agreed to refrain from holding an amount of shares which would result in Deer Valley owning more than 4.99% of the then-outstanding shares of our common stock at any one time, or 62,375,000 shares. At an assumed purchase price under the Investment of $0.008 (equal to 72.5% of the closing price of our common stock of $0.011 on May 13, 2013), we will be able to receive up to $766,800 in gross proceeds.

As of January 31, 2013, there were 94,059,629 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 1.9 years and a weighted average exercise price of $0.055 per whole warrant for one common share. Whole share purchase warrants outstanding at January 31, 2013 and 2012 are as follows:

	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2011	108,475,660	$0.043
Issued	8,300,000	0.034
Exercised	(23,852,969)	0.002

Outstanding, January 31, 2012	92,922,691	$0.053
Issued	17,225,537	0.041
Expired	(855,314)	0.020
Exercised	(22,592,684)	0.026

Outstanding, January 31, 2013	86,700,230	$0.058
Exercisable, January 31, 2013	86,700,230	$0.058

Share-based compensation	12 Months Ended
Jan. 31, 2013
Share-based compensation [Text Block]	NOTE 9 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 95,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 2,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 962,500 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010 Stock Option Plan at January 31, 2013 and 2012 are 4,625,000 and 2,000,000. Options remaining available for grant under the 2007 Stock Option Plan at January 31, 2013 and 2012 are 2,287,500. Options remaining available for grant under the 2004 Stock Option Plan at January 31, 2013 and 2012 are 511,125.

On January 10, 2012 we granted incentive stock options and non-qualified stock options to certain of our directors, officers, employees and consultants to purchase an aggregate of 10,500,000 shares of our common stock at an exercise price of $0.027 per share for a term expiring on January 10, 2022. The fair value of the options on the date of issue was $231,000. The options were 50% vested upon granting and vested another 25% on January 10, 2013. They will vest another 25% on January 10, 2014. For the years ended January 31, 2013 and 2012, the company expensed $51,840 and $103,950, respectively, as employee compensation reflecting the vesting of the options.

In December 2012 and January 2013, we issued 7,359,399 units, at prices ranging from $0.0116 to $0.0156 per unit, to contractors who had provided services, directly or indirectly, on our Alaska properties. Each unit consisted of one common share of our company and one non-transferable common stock purchase warrant. Each common stock purchase warrant entitles the investors to purchase one additional common share of our company at prices ranging from $0.0162 to $0.0218 until January 17, 2016. The fair value of the warrants issued was $84,156 and was expensed immediately.

The following tables summarize the Company’s stock option activity during the years ended January 31, 2013 and 2012.

Incentive stock options to employees outstanding at January 31, 2013 are as follows:

				Weighted
				average
		Weighted average		remaining life	Aggregate
	Number of options	exercise price		(years)	intrinsic value
Outstanding, January 31, 2011	95,385,375	$0.048	$		-
Granted	10,375,000	0.027
Vested, Cancelled	(12,500,000)	0.038

Outstanding, January 31, 2012	93,260,375	$0.047			$-
Granted	-	-
Vested, Cancelled	(2,625,000)	0.037
Outstanding, January 31, 2013	90,635,375	$0.047		3.27	$-
Exercisable, January 31, 2013	88,072,875	$0.048		3.11	$-

Non-qualified stock options to non-employee consultants and vendors outstanding at January 31, 2013 and 2012 are as follows:

			Weighted
		Weighted	average
		average exercise	remaining life	Aggregate
	Number of options	price	(years)	intrinsic value
Outstanding, January 31, 2011	778,500	$0.432		$-
Granted	125,000	0.027

Outstanding, January 31, 2012	903,500	$0.376		$-
Granted	7,359,399	0.017

Outstanding, January 31, 2013	8,262,899	$0.057	2.99	$-
Exercisable, January 31, 2013	8,231,649	$1.479	2.97	$-

The aggregate intrinsic value is calculated based on the January 31, 2013 stock price of $0.012 per share.

A summary of the status of the Company’s non-vested options as of January 31, 2013 and changes during the years ended January 31, 2013 and 2012 is presented below:

		Weighted average grant
Incentive stock options granted to employees:	Number of options	date fair value
Non-vested at January 31, 2011	-	$-
Granted	10,375,000	0.022
Vested	(5,187,500)	0.022
Nonvested at January 31, 2012	5,187,500	$0.022
Granted	-	-
Cancelled	(62,500)
Vested	(2,562,500)	0.022

Non-vested at January 31, 2013	2,562,500	$0.022

Total fair value of options vested during the year ended January 31, 2013		$51,216

Non-qualified stock options to non-employee consultants and		Weighted average grant
vendors:	Number of options	date fair value
Non-vested at January 31, 2011	-	$-
Granted	125,000	0.022
Vested	(62,500)	0.022

Non-vested at January 31, 2012	62,500	$0.022
Granted	7,359,399	0.011
Vested	(7,390,649)	0.011

Non-vested at January 31, 2013	31,250	$0.022

Total fair value of options vested during the year ended January 31, 2013		$84,780

We estimate the fair value of option awards on the grant date using the Black-Scholes valuation model. The Company uses historical volatility, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term, as its method to estimate expected volatility. The Company used the following assumptions to estimate the fair value of stock option grants to employees and non-employees:

	Expected	Expected dividend		Risk-free interest
Grant date	volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%

The weighted average grant date fair value of the options granted during the year ended January 31, 2012 was $0.022 per option. There were 7,359,399 shares of warrants granted to vendors for service provided and the company recorded the expense into stock compensation expense. There were no options exercised during the year ended January 31, 2013. During the year ended January 31, 2013, a total of 2,625,000 options, of which 2,562,500 were vested, were forfeited by two former employees who declined to exercise the options within 90 days of termination of employment.

Share-based compensation expense is reported in our statement of operations as follows:

	January 31, 2013	January 31, 2012
Geological and geophysical costs	$624	$1,237
Salaries and benefits	50,592	101,475
Investor relations	624	1,238
General and administrative	84,156	-

	$135,996	$103,950

At January 31, 2013 there is $51,341 unrecognized share-based compensation for all share-based awards outstanding with a weighted average remaining period for amortization of 0.94 years.

Income taxes	12 Months Ended
Jan. 31, 2013
Income taxes [Text Block]

NOTE 10 – Income taxes

As of January 31 our deferred tax asset is as follows:

	January 31, 2013	January 31, 2012
Net operating loss carryforwards	$9,513,000	$8,681,000
Less valuation allowance	(9,513,000)	(8,681,000)
	$-	-

Management has elected to provide a deferred tax asset valuation allowance equal to the potential benefit due to our history of losses. If we demonstrate the ability to generate taxable income, management will re-evaluate the allowance. The change in the valuation allowance of $832,000 and 176,000 in the years ended January 31, 2013 and 2012 primarily represents the benefit of the change in net operating loss carry-forwards during the period. As of January 31, 2013, our estimated net operating loss carryforward is approximately $27,980,000 and will expire beginning in 2024 through 2033.

Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three year period. Such limitation of the net operating losses may have occurred but we have not analyzed it at this time as the deferred tax asset is fully reserved. We have federal and state net operating loss carry-forwards that are available to offset future taxable income.

Related party transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Related party transactions [Text Block]

NOTE 4 – Related party transactions

We entered into the following transactions with related parties during the three and six months ended July 31, 2013:

Paid or accrued rent of $1,566 and $3,132 for the three and six months ended July 31, 2013. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month.

At July 31, 2013 we had a balance of accrued unpaid wages of $296,867 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

For the three and six months ending July 31, 2013, we recognized compensation expense of $12,843 and $25,686, respectively, for stock options granted to officers and board members.

NOTE 11 – Related party transactions

We entered into the following transactions with related parties during the year ended January 31, 2013:

Paid or accrued $6,785 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month.

At January 31, 2013 we had a balance of accrued unpaid wages of $261,367 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

At January 31, 2013 we had a balance of accrued unpaid wages of $15,625 to Larry Liang, our President.

We recognized compensation expense of $49,500 for stock options granted to an officer.

We have an option to explore 26 standard Federal lode mining claims at the East Silver Bell project and 33 standard Federal lode mining claims at the Walnut Creek project from JABA US Inc., an Arizona Corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. During the year ended January 31, 2013 we paid $8,254 in rental fees to maintain the mineral claims in good standing. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and has been extended through June 1, 2013

We entered into the following transactions with related parties during the year ended January 31, 2012:

Paid or accrued $6,263 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month.

At January 31, 2012 we had a balance of accrued unpaid wages of $183,367 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

We recognized compensation expense of $99,000 for stock options granted to officers and board members.

We have an option to explore 26 standard Federal lode mining claims at the East Silver Bell project and 33 standard Federal lode mining claims at the Walnut Creek project from JABA US Inc., an Arizona Corporation in which two of our directors are owners. We are required to pay annual rentals to maintain the claims in good standing. During the year ended January 31, 2012 we paid $8,254 in rental fees to maintain the mineral claims in good standing. The original option agreement was for the period from April 11, 2008 through January 1, 2011 and has been extended through June 1, 2012.

Commitments	12 Months Ended
Jan. 31, 2013
Commitments [Text Block]

NOTE 12 – Commitments

We are required to perform annual assessment work in order to maintain the Big Chunk Alaska State mining claims. If annual assessment work is not performed the Company must pay the assessment amount in cash in order to maintain the claims. Completion of annual assessment work in the amount of $400 per ¼ section (160 acre) claim or $100 per ¼ -¼ section (40 acre) claim extends the claims for a one-year period from the staking of claims. Assessment work performed in excess of the required amount may be carried forward for up to four years to satisfy future obligations. The Company estimates that the required annual assessments to maintain the claims will be approximately $238,200. Sufficient cash in lieu assessment work has been paid for Big Chunk to maintain the claims beyond the next labor year.

The annual state rentals for the Big Chunk Alaska State mining claims vary from $70 to $280 per mineral claim. The rental period begins at noon September 1 st through the following September 1 st and annual rental payments are due on November 30 th of each year. The rentals of $164,600 to extend the Big Chunk claims through September 1, 2013 were paid in November 2012. The estimated state rentals due by November 30, 2013 for the period from September 1, 2013 through September 1, 2014 are $166,740. Alaska State production royalty is three percent of net income. State law prescribes that after a 3.5 -year exemption from state taxes a metal mine is liable for a 15% state licensing tax on net income from the mine.

We are required to pay annual rentals for our Federal lode mining claims for the North Pipes project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals of $60,340 for the period from September 1, 2012 to September 1, 2013 have been paid. The rentals due by September 1, 2013 for the period from September 1, 2013 through September 1, 2014 of $58,380 have not been paid.

We are required to pay annual rentals for our Federal lode mining claims for our East Silver Bell project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rental is $140 per claim. The rentals of $3,640 for the period from September 1, 2012 to September 1, 2013 have been paid. The annual rentals due by September 1, 2013 of $3,640 are required to maintain the East Silver Bell claims are for the period from September 1, 2013 through September 1, 2014. There is no requirement for annual assessment or exploration work on the Federal lode mining claims. There are no royalties associated with the Federal lode mining claims.

We are required to pay annual rentals for our Federal lode mining claims for the Tombstone project in the State of Arizona. The rental period begins at noon on September 1 st through the following September 1 st and rental payments are due by the first day of the rental period. The annual rentals are $140 per claim. The rentals and initial filing fees of $13,860 for the period from September 1, 2012 to September 1, 2013 have been paid. The rentals due by September 1, 2013 for the period from September 1, 2013 through September 1, 2014 of $13,860 have not been paid.

We are required to pay annual rentals for our Arizona State Land Department Mineral Exploration Permits (“AZ MEP”) at our Tombstone Hay Mountain project in the State of Arizona. AZ MEP permits are valid for 1 year and renewable for up to 5 years. The rental fee is $2.00 per acre for the first year, which includes the second year, and $1.00 per acre per year for years three through five. The minimum work expenditure requirements are $10 per acre per year for years one and two and $20 per acre per year for years three through five. If the minimum work expenditure requirement is not met the applicant can pay the equal amount in fees to the Arizona State Land Department to keep the AZ MEP permits current. The rental period begins on September 30 th through the following September 29 th for our Phase 1 permits, and September 14 th through September 13 th for our Phase 2 permits. Rental payments are due by the first day of the rental period. We hold AZ MEP permits for 7,515 acres at our Tombstone project. We paid initial rental fees from the date of application through September 29, 2012 of $8,254. Required minimum work expenditures for the period ended September 29, 2013 are $41,269. The annual rentals due by September 30, 2013 to maintain the AZ MEP permits are $7,515. We also paid $6,776 for rental fees on our Phase 2 permits. We will need $75,150 to cover minimum work expenditure requirements before September 30, 2013 to maintain our Phase 1 & 2 AZ MEP permits.

In December 2010 we entered into a 12 month non-cancellable operating lease for office space. In December 2011 the lease was extended for an additional one year term. The lease called for monthly payments of rent plus sales tax of $2,280. We recognized rent expense of $25,077 during the year ended January 31, 2013 pursuant to this lease. The lease expired December 31, 2012, and was not renewed.

In June 2011 we entered into a two year non-cancellable operating lease for warehouse space a portion of which includes an air conditioned office space for geologic computers, scanners and printers in Tucson, Arizona. The lease calls for monthly payments of rent plus sales tax of $3,620. We have the option to extend the lease for one additional two year term at current market rates. We recognized rent expense of $42,810 during the year ended January 31, 2013 pursuant to this lease. Future minimum lease payments pursuant to this lease total $14,480 payable during the year ended January 31, 2014.

Fair value of financial instruments	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Fair value of financial instruments [Text Block]

NOTE 5 – Fair value of financial instruments

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, convertible notes payable, notes payable, and warrant liability. It is management's opinion that we are not exposed to significant interest, currency or credit risks arising from these financial instruments. With the exception of the warrant liability, the fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to us for loans with similar terms and maturities, which represent Level 3 input. Gains and losses recognized on changes in estimated fair value of the warrant liability are reported in other income (expense) as gain (loss) on change in fair value.

We estimate the fair value of the warrant liability using level 3 inputs and the Black-Scholes valuation model. We use historical volatility as a method to estimate expected volatility. At July 31, 2013 and January 31, 2013 we had 2,500,000 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any lower priced issuance than $0.0264 per common share. We used the following assumptions to estimate the fair value of the warrant liability at July 31, 2013 and January 31, 2013:

	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
W arrant liability at July 31, 2013	131.40%	0%	3.01 years	1.00%
W arrant liability at January 31, 2013	99.80%	0%	3.59 years	0.65%

Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	July 31, 2013	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$34,364	-	- $	34,364
Fair value measurements using
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2013	$15,112
Total (gains) or losses	19,222
Purchases, issuances and	-
Transfers in or out of Level	-
Balance, July 31, 2013	$34,334

NOTE 13 – Fair value of financial instruments

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, convertible notes payable, notes payable, and warrant liability. It is management's opinion that we are not exposed to significant interest, currency or credit risks arising from these financial instruments. With the exception of the warrant liability, the fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to us for loans with similar terms and maturities. Gains and losses recognized on changes in estimated fair value of the warrant liability are reported in other income (expense) as gain (loss) on change in fair value.

We estimate the fair value of the warrant liability using level 3 inputs and the Black-Scholes valuation model. We use historical volatility as a method to estimate expected volatility. At January 31, 2012 we had 622,138 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any issuance priced lower than $0.02 per common share. At January 31, 2013 and 2012 we had 2,500,000 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any lower priced issuance than $0.0264 per common share. As a result of these provisions, these warrants are not considered indexed to our common stock and are classified as liabilities under ASC 815. We used the following assumptions to estimate the fair value of the warranty liability at January 31, 2013 and 2012:

		Expected dividend		Risk-free interest
Description	Expected volatility	yield	Expected term	rate
Warrant liability at January 31, 2013	99.8%	0%	3.59 years	0.65%
Warrant liability at January 31, 2012	127.6%	0%	4.59 years	0.71%

		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liability at January 31, 2013	$15,112	-	-	$15,112
Warrant liability at January 31, 2012	$53,948	-	-	$53,948

Fair value measurements using significant
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2011	$-
Total (gains) or losses	(18,428)
Purchases, issuances and settlements	72,376
Transfers in or out of Level 3	-
Balance, January 31, 2012	$53,948
Total (gains) or losses	(38,836)
Purchases, issuances and settlements	-
Transfers in or out of Level 3	-
Balance, January 31, 2013	$15,112

Subsequent events	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Subsequent events [Text Block]

NOTE 6 – Subsequent events

In August, 2013, we entered into a promissory note (the “August 2013 Note”) for a principal sum of $555,000 plus accrued and unpaid interest and any other fees. The consideration is up to $500,000, which would produce an original issue discount of $55,000 if all the consideration is received. The lender paid $150,000 upon closing pursuant to the terms of the August 2013 Note. The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum.

In August, 2013, we sold 423,135 units to one investor for gross proceeds of $7,938. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0263 until August 2, 2016.

In September, 2013, we sold 2,157,497 units to one investor for gross proceeds of $50,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0324 until September 5, 2016.

In September, 2013, we granted 7,423,625 stock options to one director and three employees in exchange for services rendered.

In September, 2013, we entered into an agreement to issue 5,023,256 shares of common stock in exchange for services.  We are not obligated to deliver one half of the shares if we do not exercise our option to use the service provider after six months.  The shares are in the process of being issued.

NOTE 14 – Subsequent events

In February, March, April and May, 2013, we issued 29,479,597 shares for gross proceeds of $250,000 related to the investment agreement with Deer Valley Management, LLC.

In February, 2013, we sold 3,448,276 units to one investor for gross proceeds of $40,000. Each unit consisted of one common share and one common share of our company and one non transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0162 until February 7, 2016.

In February, 2013, we issued 1,526,718 units to one investor in exchange for services performed for the company with a value of $20,000. Each unit consisted of one common share and one common share of our company and one non transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.0183 until February 15, 2016.

In April, 2013, one investor exercised 3,033,618 of the May 2007 common stock purchase warrants using the cashless exercise provision. We issued 2,500,000 shares of common stock and cancelled 533,618 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received.

Reclassifications	6 Months Ended
Jul. 31, 2013
Reclassifications [Text Block]

NOTE 7 – Reclassifications

Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2013
Use of estimates [Policy Text Block]

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The valuation of stock-based compensation, classification and valuation of common stock purchase warrants, classification and value of embedded conversion options, value of beneficial conversion features, valuation allowance on deferred tax assets, the determination of useful lives and recoverability of depreciable assets, accruals, and contingencies are significant estimates made by management. It is at least reasonably possible that a change in these estimates may occur in the near term.

Principles of consolidation [Policy Text Block]

Principles of consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Big Chunk and Redwall, from the dates of acquisition, February 5, 2004 and August 31, 2007, respectively. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents
We consider cash held at banks and all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. We maintain our cash in bank deposit accounts which, for periods of time, may exceed federally insured limits. At January 31, 2013 and 2012, we had cash in bank deposit accounts that exceeded federally insured limits of $0 and $0, respectively.

Mineral claim costs [Policy Text Block]

Mineral claim costs
We account for costs incurred to acquire, maintain and explore mineral properties as a charge to expense in the period incurred until the time that a proven mineral resource is established, at which point development of the mineral property would be capitalized. Currently, we do not have any proven mineral resources on any of our mineral properties.

Property and equipment [Policy Text Block]

Property and equipment
Property and equipment is stated at cost. We capitalize all purchased equipment over $500 with a useful life of more than one year. Depreciation is calculated using the straight line method over the estimated useful lives of the assets. Leasehold improvements are stated at cost and are amortized over their estimated useful lives or the lease term, whichever is shorter. Maintenance and repairs are expensed as incurred while betterments or renewals are capitalized. Property and equipment is reviewed periodically for impairment. The estimated useful lives range from 3 to 7 years.

Convertible promissory notes [Policy Text Block]

Convertible promissory notes
We report convertible promissory notes as liabilities at their carrying value less unamortized discounts, which approximates fair value. We bifurcate conversion options and detachable common stock purchase warrants and report them as liabilities at fair value at each reporting period when required in accordance with the applicable accounting guidance. When convertible promissory notes are converted into shares of our common stock in accordance with the debt’s terms, no gain or loss is recognized. We account for inducements to convert as an expense in the period incurred, included in debt conversion expense.

Common stock purchase warrants [Policy Text Block]

Common stock purchase warrants
We report common stock purchase warrants as equity unless a condition exists which requires reporting as a derivative liability at fair market value. For common stock purchase warrants reported as a derivative liability, as well as new and modified warrants reported as equity, we utilize the Black-Scholes valuation method in order to estimate fair value.

Environmental expenditures [Policy Text Block]

Environmental expenditures
Our operations have been and may in the future be affected from time to time in varying degree by changes in environmental regulations, including those for future removal and site restoration costs. The likelihood of new regulations and their overall effect upon us are not predictable. We provide for any reclamation costs in accordance with the accounting standards codification section 410-30. It is management’s opinion that we are not currently exposed to significant environmental and reclamation liabilities and have recorded no reserve for environmental and reclamation expenditures at January 31, 2013 and 2012.

Fair Value of Financial Assets and Liabilities [Policy Text Block]

Fair Value of Financial Assets and Liabilities
The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Income taxes [Policy Text Block]

Income taxes
Income taxes are recorded using the asset and liability method. Under the asset and liability method, tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Future tax assets and liabilities are measured using the enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on future tax assets and liabilities of a change in tax rates is recognized in income in the period that enactment occurs. To the extent that the Company does not consider it more likely than not that a future tax asset will be recovered, it provides a valuation allowance against the excess. Interest and penalties associated with unrecognized tax benefits, if any, are classified as additional income taxes in the statement of operations. With few exceptions, we are no longer subject to U.S. federal, state and local examinations by tax authorities for years before 2009.

Net loss per share [Policy Text Block]

Net loss per share
Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic loss per share) and potentially dilutive shares of common stock that are not anti-dilutive.

At January 31, 2013 and 2012, there were 174,773,105 and 187,086,566 potentially dilutive instruments outstanding, respectively. These instruments were not included in the determination of diluted loss per share as their effect was anti-dilutive.

Statement Presentation [Policy Text Block]	Statement Presentation Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.
Recently issued accounting standards [Policy Text Block]	Recently issued accounting standards There are no recent pronouncements that are expected to have a material impact on our financial position and results of operations.

Property and equipment (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
The balances of our major classes of depreciable assets are:
	January 31, 2013	January 31, 2012
Geology equipment ( 3 to 7 year lives)	$260,521	$290,736
Vehicles and transportation equipment ( 5 years)	50,180	50,180
Office furniture and equipment ( 5 to 7 years)	73,985	73,451
	384,686	414,367
Less accumulated depreciation and amortization	(303,486)	(284,857)
	$81,200	$129,510

Long-term debt (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Debt [Table Text Block]
For the twelve months ended January 31,
2014	$5,089
2015	5,594
2016	6,149
2017	562
2018	-
17,394
Less current maturities	(5,089)
$12,305

Common stock (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2013	94,963,129	$0.058
Issued	22,976,178	0.015
Exercised	(7,297,607)	0.002

Outstanding, July 31, 2013	110,641,700	$0.052
Exercisable, July 31, 2013	110,610,450	$0.052

	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2011	108,475,660	$0.043
Issued	8,300,000	0.034
Exercised	(23,852,969)	0.002

Outstanding, January 31, 2012	92,922,691	$0.053
Issued	17,225,537	0.041
Expired	(855,314)	0.020
Exercised	(22,592,684)	0.026

Outstanding, January 31, 2013	86,700,230	$0.058
Exercisable, January 31, 2013	86,700,230	$0.058

Share-based compensation (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Share-based Compensation, Non-vested Stock Options, Activity [Table Text Block]
		Weighted average grant
Incentive stock options granted to employees:	Number of options	date fair value
Non-vested at January 31, 2011	-	$-
Granted	10,375,000	0.022
Vested	(5,187,500)	0.022
Nonvested at January 31, 2012	5,187,500	$0.022
Granted	-	-
Cancelled	(62,500)
Vested	(2,562,500)	0.022

Non-vested at January 31, 2013	2,562,500	$0.022

Total fair value of options vested during the year ended January 31, 2013		$51,216

Non-qualified stock options to non-employee consultants and		Weighted average grant
vendors:	Number of options	date fair value
Non-vested at January 31, 2011	-	$-
Granted	125,000	0.022
Vested	(62,500)	0.022

Non-vested at January 31, 2012	62,500	$0.022
Granted	7,359,399	0.011
Vested	(7,390,649)	0.011

Non-vested at January 31, 2013	31,250	$0.022

Total fair value of options vested during the year ended January 31, 2013		$84,780

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Expected	Expected dividend		Risk-free interest
Grant date	volatility	yield	Expected term	rate	Forfeiture rate
January 10, 2012	128%	0%	10 years	2%	10%
December 13, 2012	174%	0%	3 years	0.34%	0%
January 1, 2013	173%	0%	3 years	0.36%	0%
January 1, 2013	171%	0%	3 years	0.41%	0%

Schedule of Share-based Compensation, Activity [Table Text Block]

	January 31, 2013	January 31, 2012
Geological and geophysical costs	$624	$1,237
Salaries and benefits	50,592	101,475
Investor relations	624	1,238
General and administrative	84,156	-

	$135,996	$103,950

Employee Stock Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				Weighted
				average
		Weighted average		remaining life	Aggregate
	Number of options	exercise price		(years)	intrinsic value
Outstanding, January 31, 2011	95,385,375	$0.048	$		-
Granted	10,375,000	0.027
Vested, Cancelled	(12,500,000)	0.038

Outstanding, January 31, 2012	93,260,375	$0.047			$-
Granted	-	-
Vested, Cancelled	(2,625,000)	0.037
Outstanding, January 31, 2013	90,635,375	$0.047		3.27	$-
Exercisable, January 31, 2013	88,072,875	$0.048		3.11	$-

Non-Employee Stock Option [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	average
		average exercise	remaining life	Aggregate
	Number of options	price	(years)	intrinsic value
Outstanding, January 31, 2011	778,500	$0.432		$-
Granted	125,000	0.027

Outstanding, January 31, 2012	903,500	$0.376		$-
Granted	7,359,399	0.017

Outstanding, January 31, 2013	8,262,899	$0.057	2.99	$-
Exercisable, January 31, 2013	8,231,649	$1.479	2.97	$-

Income taxes (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2013	January 31, 2012
Net operating loss carryforwards	$9,513,000	$8,681,000
Less valuation allowance	(9,513,000)	(8,681,000)
	$-	-

Fair value of financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Share-based Payment Award, Warrant Liability, Valuation Assumptions [Table Text Block]
	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
W arrant liability at July 31, 2013	131.40%	0%	3.01 years	1.00%
W arrant liability at January 31, 2013	99.80%	0%	3.59 years	0.65%

		Expected dividend		Risk-free interest
Description	Expected volatility	yield	Expected term	rate
Warrant liability at January 31, 2013	99.8%	0%	3.59 years	0.65%
Warrant liability at January 31, 2012	127.6%	0%	4.59 years	0.71%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	July 31, 2013	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$34,364	-	- $	34,364

		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liability at January 31, 2013	$15,112	-	-	$15,112
Warrant liability at January 31, 2012	$53,948	-	-	$53,948

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2013	$15,112
Total (gains) or losses	19,222
Purchases, issuances and	-
Transfers in or out of Level	-
Balance, July 31, 2013	$34,334

Fair value measurements using significant
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2011	$-
Total (gains) or losses	(18,428)
Purchases, issuances and settlements	72,376
Transfers in or out of Level 3	-
Balance, January 31, 2012	$53,948
Total (gains) or losses	(38,836)
Purchases, issuances and settlements	-
Transfers in or out of Level 3	-
Balance, January 31, 2013	$15,112

Summary of significant accounting policies (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013 Y
Summary Of Significant Accounting Policies 1	$ 0
Summary Of Significant Accounting Policies 2	0
Summary Of Significant Accounting Policies 3	$ 500
Summary Of Significant Accounting Policies 4	3
Summary Of Significant Accounting Policies 5	7
Summary Of Significant Accounting Policies 6	174,773,105
Summary Of Significant Accounting Policies 7	187,086,566

Mineral claims (Narrative) (Details)	12 Months Ended
Jan. 31, 2013 mi acre
Mineral Claims 1	100.00%
Mineral Claims 2	417
Mineral Claims 3	100.00%
Mineral Claims 4	99
Mineral Claims 5	4,126.9
Mineral Claims 6	26
Mineral Claims 7	100.00%
Mineral Claims 8	612
Mineral Claims 9	200
Mineral Claims 10	199

Long-term debt (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Long-term Debt 1	$ 544
Long-term Debt 2	9.49%
Long-term Debt 3	17,394
Long-term Debt 4	22,024
Long-term Debt 5	21,928
Long-term Debt 6	$ 29,447

Convertible promissory notes (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013 D M
Convertible Promissory Notes 1	10.00%
Convertible Promissory Notes 2	$ 730,174
Convertible Promissory Notes 3	3,730,174
Convertible Promissory Notes 4	972,617
Convertible Promissory Notes 5	526,971
Convertible Promissory Notes 6	60.00%
Convertible Promissory Notes 7	10,000,000
Convertible Promissory Notes 8	30
Convertible Promissory Notes 9	12
Convertible Promissory Notes 10	3,730,174
Convertible Promissory Notes 11	$ 972,617
Convertible Promissory Notes 12	199

Common stock (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013 Y	Jan. 31, 2013 Y
Common Stock 1		21,061,763
Common Stock 2		20,000,000
Common Stock 3		1,061,763
Common Stock 4		2,598,898
Common Stock 5		2,500,000
Common Stock 6		98,898
Common Stock 7		192,308
Common Stock 8		187,507
Common Stock 9		4,801
Common Stock 10		5,800,000
Common Stock 11		$ 0.0264
Common Stock 12		$ 153,120
Common Stock 13		5,800,000
Common Stock 14		5,800,000
Common Stock 15		0.03696
Common Stock 16		5,000,000
Common Stock 17		$ 0.02
Common Stock 18		100,000
Common Stock 19		5,000,000
Common Stock 20		2,500,000
Common Stock 21		0.0264
Common Stock 22		0.04
Common Stock 23		7,359,399
Common Stock 24		0.0116
Common Stock 25		$ 0.0156
Common Stock 26		0.0162
Common Stock 27		0.0218
Common Stock 28		91,140
Common Stock 29		84,156
Common Stock 30		6,156,153
Common Stock 31		0.027
Common Stock 32		$ 0.031
Common Stock 33		180,000
Common Stock 34		0.038
Common Stock 35		0.044
Common Stock 36		4,859,073
Common Stock 37		0.027
Common Stock 38		$ 0.033
Common Stock 39		150,004
Common Stock 40		0.027
Common Stock 41		0.047
Common Stock 42		19,861,870
Common Stock 43		18,033,814
Common Stock 44		1,828,056
Common Stock 45		855,314
Common Stock 46		2,000,000
Common Stock 47		$ 0.02844
Common Stock 48		56,880
Common Stock 49		0.03982
Common Stock 50		84,615
Common Stock 51		21,757
Common Stock 52		62,858
Common Stock 53		2,209,596
Common Stock 54		$ 0.03168
Common Stock 55		70,000
Common Stock 56		0.04435
Common Stock 57		2,000,715
Common Stock 58		$ 0.02799
Common Stock 59		56,000
Common Stock 60		0.03919
Common Stock 61		2,646,199
Common Stock 62		2,500,000
Common Stock 63		146,199
Common Stock 64		10,000,000
Common Stock 65		10,000,000
Common Stock 66		200.00%
Common Stock 67		27.50%
Common Stock 68		185,000,000
Common Stock 69		59,670,369
Common Stock 70		1,175,000
Common Stock 71		250,000
Common Stock 72		8,575,000
Common Stock 73		95,850,034
Common Stock 74		1,250,000,000
Common Stock 75		4.99%
Common Stock 76		62,375,000
Common Stock 77		0.008
Common Stock 78		72.50%
Common Stock 79		0.011
Common Stock 80		766,800
Common Stock 81		94,059,629
Common Stock 82		1.9
Common Stock 83		0.055
Common Stock 1	22,874,405
Common Stock 2	200,000
Common Stock 3	3,448,276
Common Stock 4	40,000
Common Stock 5	0.0162
Common Stock 6	1,526,718
Common Stock 7	20,000
Common Stock 8	0.0183
Common Stock 9	3,033,618
Common Stock 10	2,500,000
Common Stock 11	533,618
Common Stock 12	31,270,958
Common Stock 13	255,000
Common Stock 14	25,000
Common Stock 15	5,000
Common Stock 16	20,000
Common Stock 17	18,001,184
Common Stock 18	182,043
Common Stock 19	0.0116
Common Stock 20	0.0173
Common Stock 21	4,263,989
Common Stock 22	3,587,165
Common Stock 23	678,824
Common Stock 24	903,500
Common Stock 25	$ 1.429
Common Stock 26	872,250
Common Stock 27	90,635,375
Common Stock 28	$ 0.047
Common Stock 29	88,072,875
Common Stock 30	0.048
Common Stock 31	12,843
Common Stock 32	$ 47,828
Common Stock 33	110,641,700
Common Stock 34	110,610,450
Common Stock 35	1.3
Common Stock 36	0.052

Share-based compensation (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013 Y D
Share-based Compensation 1	95,500,000
Share-based Compensation 2	2,500,000
Share-based Compensation 3	962,500
Share-based Compensation 4	10.00%
Share-based Compensation 5	110.00%
Share-based Compensation 6	10.00%
Share-based Compensation 7	4,625,000
Share-based Compensation 8	2,000,000
Share-based Compensation 9	2,287,500
Share-based Compensation 10	511,125
Share-based Compensation 11	10,500,000
Share-based Compensation 12	$ 0.027
Share-based Compensation 13	$ 231,000
Share-based Compensation 14	50.00%
Share-based Compensation 15	25.00%
Share-based Compensation 16	25.00%
Share-based Compensation 17	51,840
Share-based Compensation 18	103,950
Share-based Compensation 19	7,359,399
Share-based Compensation 20	0.0116
Share-based Compensation 21	$ 0.0156
Share-based Compensation 22	0.0162
Share-based Compensation 23	0.0218
Share-based Compensation 24	84,156
Share-based Compensation 25	$ 0.012
Share-based Compensation 26	$ 0.022
Share-based Compensation 27	7,359,399
Share-based Compensation 28	2,625,000
Share-based Compensation 29	2,562,500
Share-based Compensation 30	90
Share-based Compensation 31	$ 51,341
Share-based Compensation 32	0.94

Income taxes (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Income Taxes 1	$ 832,000
Income Taxes 2	176,000
Income Taxes 3	$ 27,980,000
Income Taxes 4	382
Income Taxes 5	50.00%

Related party transactions (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Related Party Transactions 1		$ 6,785
Related Party Transactions 2		522
Related Party Transactions 3		261,367
Related Party Transactions 4		15,625
Related Party Transactions 5		49,500
Related Party Transactions 6		26
Related Party Transactions 7		33
Related Party Transactions 8		8,254
Related Party Transactions 9		6,263
Related Party Transactions 10		522
Related Party Transactions 11		183,367
Related Party Transactions 12		99,000
Related Party Transactions 13		26
Related Party Transactions 14		33
Related Party Transactions 15		8,254
Related Party Transactions 1	1,566
Related Party Transactions 2	3,132
Related Party Transactions 3	522
Related Party Transactions 4	296,867
Related Party Transactions 5	12,843
Related Party Transactions 6	$ 25,686

Commitments (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013 M acre Y
Commitments 1	$ 400
Commitments 2	100
Commitments 3	238,200
Commitments 4	70
Commitments 5	280
Commitments 6	164,600
Commitments 7	166,740
Commitments 8	3.5
Commitments 9	15.00%
Commitments 10	140
Commitments 11	60,340
Commitments 12	58,380
Commitments 13	140
Commitments 14	3,640
Commitments 15	3,640
Commitments 16	140
Commitments 17	13,860
Commitments 18	13,860
Commitments 19	1
Commitments 20	5
Commitments 21	2
Commitments 22	1
Commitments 23	10
Commitments 24	20
Commitments 25	1
Commitments 26	2
Commitments 27	7,515
Commitments 28	8,254
Commitments 29	41,269
Commitments 30	7,515
Commitments 31	6,776
Commitments 32	2
Commitments 33	75,150
Commitments 34	1
Commitments 35	2
Commitments 36	12
Commitments 37	2,280
Commitments 38	25,077
Commitments 39	3,620
Commitments 40	42,810
Commitments 41	$ 14,480

Fair value of financial instruments (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Fair Value Of Financial Instruments 1		622,138
Fair Value Of Financial Instruments 2		$ 0.02
Fair Value Of Financial Instruments 3		2,500,000
Fair Value Of Financial Instruments 4		0.0264
Fair Value Of Financial Instruments 1	2,500,000
Fair Value Of Financial Instruments 2	$ 0.0264

Subsequent events (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013 D	Jan. 31, 2013
Subsequent Events 1		29,479,597
Subsequent Events 2		$ 250,000
Subsequent Events 3		3,448,276
Subsequent Events 4		40,000
Subsequent Events 5		0.0162
Subsequent Events 6		1,526,718
Subsequent Events 7		20,000
Subsequent Events 8		0.0183
Subsequent Events 9		3,033,618
Subsequent Events 10		2,500,000
Subsequent Events 11		533,618
Subsequent Events 1	555,000
Subsequent Events 2	500,000
Subsequent Events 3	55,000
Subsequent Events 4	150,000
Subsequent Events 5	180
Subsequent Events 6	70.00%
Subsequent Events 7	20
Subsequent Events 8	90
Subsequent Events 9	0.00%
Subsequent Events 10	90
Subsequent Events 11	12.00%
Subsequent Events 12	423,135
Subsequent Events 13	7,938
Subsequent Events 14	0.0263
Subsequent Events 15	2,157,497
Subsequent Events 16	50,000
Subsequent Events 17	0.0324
Subsequent Events 18	7,423,625
Subsequent Events 19	$ 5,023,256

Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Jan. 31, 2013 Y
Property And Equipment Schedule Of Property, Plant And Equipment 1	$ 3
Property And Equipment Schedule Of Property, Plant And Equipment 2	7
Property And Equipment Schedule Of Property, Plant And Equipment 3	260,521
Property And Equipment Schedule Of Property, Plant And Equipment 4	290,736
Property And Equipment Schedule Of Property, Plant And Equipment 5	5
Property And Equipment Schedule Of Property, Plant And Equipment 6	50,180
Property And Equipment Schedule Of Property, Plant And Equipment 7	50,180
Property And Equipment Schedule Of Property, Plant And Equipment 8	5
Property And Equipment Schedule Of Property, Plant And Equipment 9	7
Property And Equipment Schedule Of Property, Plant And Equipment 10	73,985
Property And Equipment Schedule Of Property, Plant And Equipment 11	73,451
Property And Equipment Schedule Of Property, Plant And Equipment 12	384,686
Property And Equipment Schedule Of Property, Plant And Equipment 13	414,367
Property And Equipment Schedule Of Property, Plant And Equipment 14	(303,486)
Property And Equipment Schedule Of Property, Plant And Equipment 15	(284,857)
Property And Equipment Schedule Of Property, Plant And Equipment 16	81,200
Property And Equipment Schedule Of Property, Plant And Equipment 17	$ 129,510

Schedule of Debt (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Long-term Debt Schedule Of Debt 1	$ 5,089
Long-term Debt Schedule Of Debt 2	5,594
Long-term Debt Schedule Of Debt 3	6,149
Long-term Debt Schedule Of Debt 4	562
Long-term Debt Schedule Of Debt 5	0
Long-term Debt Schedule Of Debt 6	17,394
Long-term Debt Schedule Of Debt 7	(5,089)
Long-term Debt Schedule Of Debt 8	$ 12,305

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 108,475,660
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.043
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		8,300,000
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.034
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		(23,852,969)
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.002
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		92,922,691
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.053
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		17,225,537
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.041
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		(855,314)
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.02
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		(22,592,684)
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.026
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		86,700,230
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		0.058
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17		86,700,230
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18		0.058
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	94,963,129
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.058
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	22,976,178
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.015
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	(7,297,607)
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.002
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	110,641,700
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.052
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	$ 110,610,450
Common Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.052

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 95,385,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.048
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	10,375,000
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	0.027
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	(12,500,000)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0.038
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	93,260,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	(2,625,000)
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0.037
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	90,635,375
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	0.047
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	3.27
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	88,072,875
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	0.048
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 21	3.11
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 22	0
Non-Employee Stock Option [Member]
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	778,500
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.432
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	125,000
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	0.027
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	903,500
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0.376
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	7,359,399
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0.017
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	8,262,899
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	0.057
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	2.99
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	8,231,649
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	1.479
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	2.97
Share-based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 0

Schedule of Share-based Compensation, Non-vested Stock Options, Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 1	$ 0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 2	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 3	10,375,000
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 4	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 5	(5,187,500)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 6	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 7	5,187,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 8	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 9	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 10	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 11	(62,500)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 12	(2,562,500)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 13	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 14	2,562,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 15	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 16	51,216
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 17	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 18	0
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 19	125,000
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 20	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 21	(62,500)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 22	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 23	62,500
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 24	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 25	7,359,399
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 26	0.011
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 27	(7,390,649)
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 28	0.011
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 29	31,250
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 30	0.022
Share-based Compensation Schedule Of Share-based Compensation, Non-vested Stock Options, Activity 31	$ 84,780

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Jan. 31, 2013 Y
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	128.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	10
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	2.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	10.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	174.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	3
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	0.34%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	173.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13	3
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14	0.36%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 15	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 16	171.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 17	0.00%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 18	3
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 19	0.41%
Share-based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 20	0.00%

Schedule of Share-based Compensation, Activity (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Share-based Compensation Schedule Of Share-based Compensation, Activity 1	$ 624
Share-based Compensation Schedule Of Share-based Compensation, Activity 2	1,237
Share-based Compensation Schedule Of Share-based Compensation, Activity 3	50,592
Share-based Compensation Schedule Of Share-based Compensation, Activity 4	101,475
Share-based Compensation Schedule Of Share-based Compensation, Activity 5	624
Share-based Compensation Schedule Of Share-based Compensation, Activity 6	1,238
Share-based Compensation Schedule Of Share-based Compensation, Activity 7	84,156
Share-based Compensation Schedule Of Share-based Compensation, Activity 8	0
Share-based Compensation Schedule Of Share-based Compensation, Activity 9	135,996
Share-based Compensation Schedule Of Share-based Compensation, Activity 10	$ 103,950

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 9,513,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	8,681,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(9,513,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	8,681,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	$ 0

Schedule of Share-based Payment Award, Warrant Liability, Valuation Assumptions (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2013 Y	Jan. 31, 2013 Y
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 1		99.80%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 2		0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 3		3.59
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 4		0.65%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 5		127.60%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 6		0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 7		4.59
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 8		0.71%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 1	131.40%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 2	0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 3	3.01
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 4	1.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 5	99.80%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 6	0.00%
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 7	3.59
Fair Value Of Financial Instruments Schedule Of Share-based Payment Award, Warrant Liability, Valuation Assumptions 8	0.65%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1		$ 15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4		15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 5		53,948
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 6		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 7		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 8		53,948
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1	34,364
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4	$ 34,364

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 1		$ 0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 2		(18,428)
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 3		72,376
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 4		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 5		53,948
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 6		(38,836)
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 7		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 8		0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 9		15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 1	15,112
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 2	19,222
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 3	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 4	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation 5	$ 34,334